Goodwill and Intangible Assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment	$ 0	$ 0
US Dental CGU
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	10 years
CGU discount rate	1050.00%
Recoverable tax rate	1.27
Excess recoverable amount	$ 727
Adjustment to interest rate basis	125
Growth rate used to extrapolate cash flow projections	3.00%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	9.50%	9.50%
Price-to-earnings multiples used for valuation	10.00	10.00
Price-to-assets-under-management multiples used for valuation	0.70%	1.20%
Bottom of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	10 years
Top of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	10.50%	10.50%
Price-to-earnings multiples used for valuation	16.00	16.00
Price-to-assets-under-management multiples used for valuation	1.50%	2.00%
Top of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	15 years